INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s net deferred tax assets at December 31, 2015 and 2014 are shown below.

	For Years Ended December 31,
	2015	2014
Non-current deferred tax assets:
Net operating loss carry forwards	$33,413,500	$30,133,600
Research tax credit	3,459,600	3,267,000
Accrued Expenses	80,000	267,000
Stock based compensation	4,194,500	2,451,000
Total deferred tax assets	41,147,600	36,118,600
Non-current deferred tax liability:
Bonus Section 401 adjustment	(30,400)	(61,000)
Depreciation and amortization	-	-
Total net deferred tax assets	41,117,200	36,057,600
Valuation allowance	(41,117,200)	(36,057,600)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2015 and 2014 are as follows:

	2015		2014
	Amount	Rate	Amount	Rate

Federal tax	$(3,912,707)	34.0%	$2,642,000	34.0%
State tax	(749,087)	6.5%	511,000	6.6%
Interest expense	(653,085)	5.7%	(11,847,000)	(152.5)%
R&D credit	(330,928)	2.9%	(527,000)	(6.8)%
Other Adjustments	586,206	(5.1)%	(1,133,000)	(14.6)%
Valuation allowance	5,059,601	(44.0)%	10,354,000	133.3%
Net	$-	-	$-	-